Condensed Consolidated Interim Statements of Cash Flows (Unaudited) - CAD ($)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
OPERATING ACTIVITIES
Net loss	$ (5,628,866)	$ (3,424,825)
Adjustments for:
Amortization	1,805	2,257
Depreciation	121,251	75,416
Impairment of accounts receivable	(18,020)	186,440
Change in fair value of derivative liability	(1,047,731)	(157,830)
Impairment (recovery) of inventory	105,840	(38,666)
Impairment (Gain) on recovery of notes receivable		(25,951)
Finance and other costs	2,412,431	(306)
Gain on disposal of assets	2,472
Share-based payments	244,064	288,883
Adjustments for profit loss	(3,806,754)	(3,094,582)
Net changes in non-cash working capital items:
Receivables	(97,320)	(190,719)
Inventory	(3,902,630)	(385,650)
Prepaids	1,400,644	(454,793)
Trade payables and accrued liabilities	(1,871,188)	85,162
Customer deposits	(100,607)	(39,768)
Deferred income	4,342	13,704
Cash used in operating activities	(8,373,513)	(4,066,646)
INVESTING ACTIVITIES
Purchase of equipment	(221,942)	(32,427)
Repayment of notes receivable		25,951
Cash provided by (used in) investing activities	(221,942)	(6,476)
FINANCING ACTIVITIES
Proceeds from issuance of common shares for financing	68,277,951
Share issue costs	(5,160,327)
Proceeds from issuance of common shares for warrants exercised	7,171
Repayment of lease liabilities	(40,972)	(37,124)
Cash provided by (used in) financing activities	63,083,823	(37,124)
Effects of exchange rate changes on cash	2,694,532	(16,060)
Change in cash	54,488,368	(4,110,246)
Cash and cash equivalents, beginning of period	90,156,821	6,252,409
Cash and cash equivalents, end of period	147,339,721	2,126,103
SUPPLEMENTARY CASH FLOW DISCLOSURE
Interest paid in cash	18,584	10,506
Interest received	696,736	44,537
Share issue costs in accounts payable	$ 137,516